CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Net profit	$ 704,226	$ 1,031,599	$ 25,305
Remeasurements of defined benefit plans
Other comprehensive income before tax gains losses on remeasurements of defined benefit plans	(20,011)	(1,479)	(283)
Other comprehensive income that will not be reclassified to profit or loss before tax	(20,011)	(1,479)	(283)
Exchange differences on translation
Gains (losses) on exchange differences on translation, before tax	57,867	(80,965)	(183,419)
Other comprehensive income before tax exchange differences on translation	57,867	(80,965)	(183,419)
Cash flow hedges
Gains (losses) on cash flow hedges, before tax	186,911	(84,879)	8,222
Reclassification adjustments on cash flow hedges before tax	(9,577)	(45,426)	(67,785)
Other comprehensive income before tax cash flow hedges	177,334	(130,305)	(59,563)
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss before tax	9,968	2,590	(716)
Other comprehensive income that will be reclassified to profit or loss before tax	245,169	(208,680)	(243,698)
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss before tax
Income tax relating to remeasurements of defined benefit plans of other comprehensive income	5,403	438	68
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss before tax	5,403	438	68
Income tax relating to components of other comprehensive Income that will be reclassified to profit or loss before tax
Income tax relating to cash flow hedges of other comprehensive income	(50,587)	30,453	13,546
Income tax relating to share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss	(2,396)	(696)	355
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	(52,983)	29,757	13,901
Other comprehensive income (loss)	177,578	(179,964)	(230,012)
Total comprehensive income (loss)	881,804	851,635	(204,707)
Comprehensive Income attributable to
Comprehensive income (loss), attributable to owners of parent company	882,057	857,938	(199,682)
Comprehensive income (loss), attributable to non-controlling interests	(253)	(6,303)	(5,025)
Total comprehensive income (loss)	$ 881,804	$ 851,635	$ (204,707)